Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,430	[1]	€ 1,715
Additions	49		30
Disposals	0		(81)
Share in net income	196		289
Share in changes in equity (note 25.6)	(2)		(33)
Dividend	(211)		(79)
Net exchange difference	(32)		(28)
Transfer to disposal groups			(382)
Ending balance	1,430		1,430	[1]
At January 1	165	[1]	1,289
Additions	2,765		40
Disposals	(12)		(8)
Share in net income	103		4
Share in changes in equity (note 25.6)	(9)		3
Impairment losses	(25)		(9)
Dividends	(81)		(58)
Net exchange difference	0		(1)
Transfer to disposal groups	0		(1,096)
At December 31	€ 2,906		€ 165	[1]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.